Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2020
Entity Registrant Name	CAPITAL WORLD BOND FUND
Entity Central Index Key	0000812303
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Feb. 18, 2021
Document Effective Date	Mar. 01, 2021
Prospectus Date	Mar. 01, 2021
CAPITAL WORLD BOND FUND | Class 529-F-3
Prospectus:
Trading Symbol	FWBCX
CAPITAL WORLD BOND FUND | Class 529-F-2
Prospectus:
Trading Symbol	FCWBX
CAPITAL WORLD BOND FUND | Class T
Prospectus:
Trading Symbol	TWCWX
CAPITAL WORLD BOND FUND | Class 529-T
Prospectus:
Trading Symbol	TWCBX
CAPITAL WORLD BOND FUND | Class F-3
Prospectus:
Trading Symbol	WFBFX
CAPITAL WORLD BOND FUND | Class R-5E
Prospectus:
Trading Symbol	RCWHX
CAPITAL WORLD BOND FUND | Class R-2E
Prospectus:
Trading Symbol	RCEBX
CAPITAL WORLD BOND FUND | Class R-6
Prospectus:
Trading Symbol	RCWGX
CAPITAL WORLD BOND FUND | Class F-2
Prospectus:
Trading Symbol	BFWFX
CAPITAL WORLD BOND FUND | Class 529-F-1
Prospectus:
Trading Symbol	CCWFX
CAPITAL WORLD BOND FUND | Class 529-E
Prospectus:
Trading Symbol	CCWEX
CAPITAL WORLD BOND FUND | Class 529-C
Prospectus:
Trading Symbol	CCWCX
CAPITAL WORLD BOND FUND | Class 529-A
Prospectus:
Trading Symbol	CCWAX
CAPITAL WORLD BOND FUND | Class F-1
Prospectus:
Trading Symbol	WBFFX
CAPITAL WORLD BOND FUND | Class C
Prospectus:
Trading Symbol	CWBCX
CAPITAL WORLD BOND FUND | Class R-5
Prospectus:
Trading Symbol	RCWFX
CAPITAL WORLD BOND FUND | Class R-4
Prospectus:
Trading Symbol	RCWEX
CAPITAL WORLD BOND FUND | Class R-3
Prospectus:
Trading Symbol	RCWCX
CAPITAL WORLD BOND FUND | Class R-2
Prospectus:
Trading Symbol	RCWBX
CAPITAL WORLD BOND FUND | Class R-1
Prospectus:
Trading Symbol	RCWAX
CAPITAL WORLD BOND FUND | Class A
Prospectus:
Trading Symbol	CWBFX